Initial Public Offerings (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Aug. 25, 2021 USD ($) $ / shares shares	Jul. 27, 2021 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2022 SFr / shares	Aug. 25, 2021 SFr / shares shares	Jul. 27, 2021 SFr / shares shares
Disclosure Of Initial Public Offerings [Line Items]
Number of shares issued (in shares) | shares				63,857,604
Proceeds from issuance of share capital, net of transaction costs			$ 0	$ 0	$ 107,643
Ordinary Shares
Disclosure Of Initial Public Offerings [Line Items]
Shares issued, par value (in dollars per share) | (per share)			$ 0.05			SFr 0.05
Ordinary Shares | Initial Public Offering
Disclosure Of Initial Public Offerings [Line Items]
Number of shares issued (in shares) | shares	13,519,493	13,000,000					13,519,493	13,000,000
Shares price per share (in dollars per share) | $ / shares		$ 18.00
Shares issued, par value (in dollars per share) | (per share)		$ 0.05						SFr 0.05
Gross proceeds from issuance	$ 243,400	$ 234,000
Issuance costs		22,300
Proceeds from issuance of share capital, net of transaction costs		211,700
Net proceeds from IPO		$ 211,700
Preferred stock conversion ratio	1						1
Ordinary Shares | Private Placement
Disclosure Of Initial Public Offerings [Line Items]
Number of shares issued (in shares) | shares		1,111,111						1,111,111
Shares price per share (in dollars per share) | $ / shares		$ 18.00
Shares issued, par value (in dollars per share) | (per share)		$ 0.05						SFr 0.05
Gross proceeds from issuance		$ 20,000
Issuance costs		400
Proceeds from issuance of share capital, net of transaction costs		19,600
Net proceeds from IPO		$ 19,600
Ordinary Shares | Underwriters
Disclosure Of Initial Public Offerings [Line Items]
Number of shares issued (in shares) | shares	519,493						519,493
Shares price per share (in dollars per share) | $ / shares	$ 18.00
Shares issued, par value (in dollars per share) | (per share)	$ 0.05						SFr 0.05
Issuance costs	$ 900
Proceeds from issuance of share capital, net of transaction costs	8,500
Net proceeds from IPO	$ 9,400